Preferred Stock (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended				6 Months Ended	12 Months Ended
	May 12, 2021	Apr. 08, 2021	Apr. 07, 2021	Mar. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 06, 2021	Mar. 26, 2019	Mar. 25, 2019
Class of Stock [Line Items]
Number of common stock issue				140,000,000
Preferred stock, par value					$ 0.001				$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized					10,000,000				10,000,000	10,000,000	10,000,000		10,000,000	10,000,000
Debt discount					$ 15,900				$ 15,900
Amortized to interest expense					3,256
Preferred stock dividend					$ 9,519	$ 1,722	$ 1,725	$ 2,588		$ 7,764	$ 9,488
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					400				400	400	400
Preferred stock dividend									$ 9,159
Series D Preferred Stock [Member] | GHS Investments, LLC [Member]
Class of Stock [Line Items]
Number of common stock issue	150	400
Proceeds from issuance of convertible preferred stock	$ 146,500	$ 427,600
Warrant issued	1,500,000	40,000,000
Warrant exercise price	$ 0.001	$ 0.001
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value	$ 0.001											$ 0.001
Preferred stock, shares authorized	1,000											1,000
Preferred stock, stated value	$ 1,200											$ 1,200
Preferred stock, dividend rate	8.00%		8.00%
Preferred stock conversion, description									The conversion price (the “Conversion Price”) for the Series D Preferred Stock shall be $0.008109, equal to 90% of the average VWAP for the ten (10) Trading Days immediately preceding the date of the SPA. The Conversion Price will be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the Common Stock. Following an “Event of Default,” as defined in the SPA, the Conversion price shall equal the lower of: (a) the then applicable Conversion Price; or (b) a price per share equaling eighty percent (80%) of the lowest traded price for the Company’s common stock during the fifteen (15) Trading Days immediately preceding, but not including, the Conversion Date.
Preferred stock, voting right									Each share of Series D Preferred Stock is convertible, at any time and from time to time, at the option of the holder thereof, into that number of shares of Common Stock (subject in each case to a 4.99% beneficial ownership limitation) determined by dividing the Stated Value of such share of Series D Preferred Stock by the Series D Preferred Stock Conversion Price.
Preferred stock, redemption term									Additionally, the Company shall have the right to redeem (a “Corporation Redemption”), all (but not less than all), shares of the Series D Preferred Stock issued and outstanding at any time after the issuance date, upon five (5) business days’ notice, at a redemption price per Series D Preferred Stock then issued and outstanding (the “Corporation Redemption Price”), equal to the product of (i) the Premium Rate multiplied by (ii) the sum of (x) the Stated Value, (y) all accrued but unpaid dividends, and (z) all other amount due to the holder pursuant to the Series D COD and the SPA including, but not limited to late fees, liquidated damages and the legal fees and expenses of the holder’s counsel relating to the Series D COD and/or the SPA. “Premium Rate” means (a) 1.15 if all of the Series D Preferred Stock is redeemed within ninety (90) calendar days from the issuance date thereof; (b) 1.2 if all of the Series D Preferred Stock is redeemed after ninety (90) calendar days and within one hundred twenty (120) calendar days from the issuance date thereof; (c) 1.25 if all of the Series D Preferred Stock is redeemed after one hundred twenty (120) calendar days and within one hundred eighty (180) calendar days from the issuance date thereof; and (iv) each share of Series D Preferred Stock shall be redeemed on the date that is one (1) calendar year from the date of its issuance.
Series D Convertible Preferred Stock [Member] | Subsequent Financing [Member]
Class of Stock [Line Items]
Preferred stock conversion, description									the holder may elect, in its sole discretion, to exchange (in lieu of conversion), if applicable, all or some of the shares of Series D Preferred Stock then held for any securities or units issued in a Subsequent Financing on a $1.00 for $1.00 basis.
Series D Convertible Preferred Stock [Member] | Event of Default [Member]
Class of Stock [Line Items]
Preferred stock, redemption term									Following an “Event of Default” (as defined in the Series D COD), all outstanding shares of Series D Preferred Stock shall come immediately due for redemption and the redemption amount shall accrue interest at the lesser of: (a) eighteen percent (18%) per annum; or (b) the maximum legal rate. Redemption following an Event of Default shall occur at an amount equaling: 1.35 multiplied by the sum of the Stated Value, all accrued but unpaid dividends and all other amounts due pursuant to the Series D COD for all Series D Preferred Stock outstanding. Additionally, following an Event of Default, the Conversion Price shall equal the lower of: (a) the then applicable conversion price; or (b) a price per share equaling eighty percent (80%) of the lowest traded price for the Company’s Common Stock during the fifteen (15) trading days preceding the relevant conversion.